Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 03, 2019
Accounting Policies [Abstract]
Fiscal periods
We operate on a 52- or 53-week fiscal year ending on the Sunday closest to October 31 in a 52-week year and the first Sunday in November in a 53-week year. Our fiscal year ended November 3, 2019 (“fiscal year 2019”) was a 52-week fiscal year. The first quarter of our fiscal year 2019 ended on February 3, 2019, the second quarter ended on May 5, 2019 and the third quarter ended on August 4, 2019. Our fiscal year ended November 4, 2018 (“fiscal year 2018”) was a 53-week fiscal year, with the first fiscal quarter containing 14 weeks. Our fiscal year ended October 29, 2017 (“fiscal year 2017”) was a 52-week fiscal year.

Basis of accounting
On November 5, 2018 (the “CA Acquisition Date”), we acquired CA, Inc. (“CA”). On November 17, 2017, we acquired Brocade Communications Systems, Inc. (“Brocade”). The accompanying consolidated financial statements include the results of operations of CA and Brocade commencing as of their respective acquisition dates. See Note 4. “Acquisitions” for additional information.
During the first quarter of our fiscal year ending November 1, 2020 (“fiscal year 2020”), we changed our organizational structure, resulting in two reportable segments: semiconductor solutions and infrastructure software. Segment results for all periods presented have been recast to conform to the current presentation. See Note 12. “Segment Information” for additional information.
The accompanying consolidated financial statements include the accounts of Broadcom and its subsidiaries and have been prepared in accordance with generally accepted principles in the United States (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation.

Foreign currency remeasurement
Foreign currency remeasurement.  We operate in a U.S. dollar functional currency environment. As such, foreign currency assets and liabilities are remeasured into U.S. dollars at current exchange rates except for non-monetary items such as inventory and property, plant and equipment, which are remeasured at historical exchange rates. The effects of foreign currency remeasurement were not material for any period presented.

Use of estimates
Use of estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences could affect the results of operations reported in future periods.

Cash and cash equivalents
Cash and cash equivalents.  We consider all highly liquid investment securities with original or remaining maturities of three months or less at the date of purchase to be cash equivalents. We determine the appropriate classification of our cash and cash equivalents at the time of purchase.

Trade accounts receivable, net
Trade accounts receivable, net.  Trade accounts receivable are recognized at the invoiced amount and do not bear interest. Accounts receivable are reduced by an allowance for doubtful accounts, which is our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance based on customer-specific experience and the aging of such receivables, among other factors. Allowances for doubtful accounts were not material as of November 3, 2019 or November 4, 2018. Accounts receivable are also recognized net of sales returns and distributor credit allowances. These amounts are recognized when it is both probable and estimable that discounts will be granted or products will be returned. Allowances for sales returns and distributor credit allowances at November 3, 2019 and November 4, 2018 were $178 million and $161 million, respectively.

Concentrations of credit risk and significant customers
Concentrations of credit risk and significant customers.  Our cash, cash equivalents and accounts receivable are potentially subject to concentration of credit risk. Cash and cash equivalents may be redeemable upon demand and are maintained with several financial institutions that management believes are of high credit quality and therefore bear minimal credit risk. We seek to mitigate our credit risks by spreading such risks across multiple counterparties and monitoring the risk profile of these counterparties. Our accounts receivable are derived from revenue earned from customers located both within and outside the U.S. We mitigate collection risks from our customers by performing regular credit evaluations of our customers’ financial conditions, and require collateral, such as letters of credit and bank guarantees, in certain circumstances.

Concentration of other risks	Concentration of other risks.
Inventory
Inventory.  We value our inventory at the lower of actual cost or net realizable value of the inventory, with cost being determined under the first-in, first-out method. We record a provision for excess and obsolete inventory based primarily on our forecast of product demand and production requirements. The excess and obsolete balance determined by this analysis becomes the basis for our excess and obsolete inventory charge and the written-down value of the inventory becomes its new cost basis.

Retirement benefits
Retirement benefits. Post-retirement benefit plan assets and liabilities are estimates of benefits that we expect to pay to eligible retirees. We consider various factors in determining the value of our post-retirement plan assets and liabilities, including the number of employees that we expect to receive benefits and other actuarial assumptions.
For defined benefit pension plans, we consider various factors in determining our respective pension liabilities and net periodic benefit costs, including the number of employees that we expect to receive benefits, their salary levels and years of service, the expected return on plan assets, the discount rate, the timing of the payment of benefits, and other actuarial assumptions. If the actual results and events of the retirement benefit plans differ from our current assumptions, the benefit obligations may be over- or under-valued.
The key benefit plan assumptions are the discount rate and the expected rate of return on plan assets. The U.S. discount rates are based on the results of matching expected plan benefit payments with cash flows from a hypothetical yield curve constructed with high-quality corporate bond yields. The U.S. expected rate of return on plan assets is set equal to the discount rate due to the implementation of our fully-matched, liability-driven investment strategy.
For the non-U.S. plans, we set assumptions specific to each country. We have elected to measure post-retirement benefit plan and defined benefit pension plan assets and liabilities as of October 31, which is the month-end that is closest to our fiscal year-ends.

Derivative instruments
Derivative instruments.  We are subject to foreign currency risks for transactions denominated in foreign currencies, primarily the Singapore Dollar, Israeli Shekel, Euro, Japanese Yen and Indian Rupee. Therefore, we enter into foreign exchange forward contracts to manage financial exposures resulting from the changes in the exchange rates of these foreign currencies. These contracts are designated at inception as hedges of the related foreign currency exposures, which include committed and forecasted revenue and expense transactions that are denominated in currencies other than the functional currency of the subsidiary which has the exposure. We exclude time value from the measurement of effectiveness. To achieve hedge accounting, contracts must reduce the foreign currency exchange rate risk otherwise inherent in the amount and duration of the hedged exposures and comply with established risk management policies; our hedging contracts generally mature within three months. We do not use derivative financial instruments for speculative or trading purposes.
We designate our forward contracts as either cash flow or fair value hedges. All derivatives are recognized on the consolidated balance sheets at their fair values based on Level 2 inputs as defined in the fair value hierarchy. The accounting for gains and losses resulting from changes in fair value depends on the use of the derivative and whether it is designated and qualifies for hedge accounting. For derivative instruments that are designated and qualify as fair value hedges, changes in value of the instruments are recognized in net income in the current period. Such hedges are recognized in net income and are offset by the changes in fair value of the underlying assets or liabilities being hedged. For derivative instruments that are designated and qualify as cash flow hedges, changes in the value of the effective portion of the derivative instrument are recognized in accumulated other comprehensive loss, a component of stockholders’ equity. These amounts are then reclassified and recognized in net income when either the forecasted transaction affects earnings or it becomes probable the forecasted transaction will not occur. Changes in the fair value of the ineffective portion of derivative instruments are recognized in net income in the current period, which have not been material to date. Changes in the value of derivative instruments not designated as hedges are recognized in other income, net, in our consolidated statements of operations. We did not have any outstanding foreign exchange forward contracts as of November 3, 2019 or November 4, 2018.

Property, plant and equipment
Property, plant and equipment.  Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Additions, improvements and major renewals are capitalized, and maintenance, repairs and minor renewals are expensed as incurred. Assets are held in construction in progress until placed in service, upon which date, we begin to depreciate these assets. When assets are retired or disposed of, the assets and related accumulated depreciation and amortization are removed from our property, plant and equipment balances and the resulting gain or loss is reflected in the consolidated statements of operations. Buildings and leasehold improvements are generally depreciated over 15 to 40 years, or over the lease period, whichever is shorter, and machinery and equipment are generally depreciated over three to ten years. We use the straight-line method of depreciation for all property, plant and equipment.

Fair value measurement
Fair value measurement.  Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three level hierarchy is applied to prioritize the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy under the guidance for fair value measurements are described below:
Level 1 — Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Our Level 1 assets include cash equivalents, banker's acceptances, trading securities investments and investment funds. We measure trading securities investments and investment funds at quoted market prices as they are traded in an active market with sufficient volume and frequency of transactions.
Level 2 — Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified contractual term, a Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 — Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date. Level 3 assets and liabilities include cost method investments, goodwill, intangible assets, and property, plant and equipment, which are measured at fair value using a discounted cash flow approach when they are impaired. Quantitative information for Level 3 assets and liabilities reviewed at each reporting period includes indicators of significant deterioration in the earnings performance, credit rating, asset quality, business prospects of the investee, and financial indicators of the investee's ability to continue as a going concern.

Business combinations
Business combinations. We account for business combinations under the acquisition method of accounting, which requires us to recognize separately from goodwill the assets acquired and the liabilities assumed at their acquisition date fair values. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recognized in our consolidated statements of operations. Accounting for business combinations requires our management to make significant estimates and assumptions, especially at the acquisition date including our estimates for intangible assets, contractual obligations assumed, restructuring liabilities, pre-acquisition contingencies, and contingent consideration, where applicable. Although we believe the assumptions and estimates we have made in the past have been reasonable and appropriate, they are based, in part, on historical experience and information obtained from the management of the acquired companies and are inherently uncertain. Critical estimates in valuing certain acquired intangible assets under the income approach include growth in future expected cash flows from product sales, customer contracts and acquired technologies, revenue growth rate, customer ramp-up period, technology obsolescence rates, expected costs to develop in-process research and development (“IPR&D”) into commercially viable products, estimated cash flows from the projects when completed and discount rates. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results.

Goodwill
Goodwill.  Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is reviewed annually (or more frequently if impairment indicators arise) for impairment. To review for impairment we first assess qualitative factors to determine whether events or circumstances lead to a determination that it is more likely than not that the fair value of any of our reporting units is less than its carrying amount. Our qualitative assessment of the recoverability of goodwill, whether performed annually or based on specific events or circumstances, considers various macroeconomic, industry-specific and company-specific factors. Those factors include: (i) severe adverse industry or economic trends; (ii) significant company-specific actions, including exiting an activity in conjunction with restructuring of operations; (iii) current, historical or projected deterioration of our financial performance; or (iv) a sustained decrease in our market capitalization below our net book value. After assessing the totality of events and circumstances, if we determine that it is not more likely than not that the fair value of any of our reporting units is less than its carrying amount, no further assessment is performed. If we determine that it is more likely than not that the fair value of any of our reporting units is less than its carrying amount, we calculate the fair value of that reporting unit and compare the fair value to the reporting unit’s net book value. If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, we calculate the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit. The implied fair value of goodwill is compared to the carrying value of goodwill. If the implied fair value of goodwill is less than the carrying value of goodwill, an impairment loss is recognized equal to the difference. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions.

Long-lived assets
Long-lived assets. Purchased finite-lived intangible assets are carried at cost less accumulated amortization. Amortization is recognized over the periods during which the intangible assets are expected to contribute to our cash flows. Purchased IPR&D projects are capitalized at fair value as an indefinite-lived intangible asset and assessed for impairment thereafter. Upon completion of each underlying project, IPR&D assets are reclassified as amortizable purchased intangible assets and amortized over their estimated useful lives. If an IPR&D project is abandoned, we recognize the carrying value of the related intangible asset in our consolidated statements of operations in the period it is abandoned. On a quarterly basis, we monitor factors and changes in circumstances that could indicate carrying amounts of long-lived assets, including purchased intangible assets and property, plant and equipment, may not be recoverable. Factors we consider important which could trigger an impairment review include (i) significant under-performance relative to historical or projected future operating results, (ii) significant changes in the manner of our use of the acquired assets or the strategy for our overall business, and (iii) significant negative industry or economic trends. An impairment loss must be measured if the sum of the expected future cash flows (undiscounted and before interest) from the use and eventual disposition of the asset (or asset group) is less than the net book value of the asset (or asset group). The amount of the impairment loss will generally be measured as the difference between the net book value of the asset (or asset group) and the estimated fair value.

Warranty
Warranty.  We accrue for the estimated costs of product warranties at the time revenue is recognized. Product warranty costs are estimated based upon our historical experience and specific identification of the products requirements, which may fluctuate based on product mix. Additionally, we accrue for warranty costs associated with occasional or unanticipated product quality issues if a loss is probable and can be reasonably estimated.

Revenue recognition
Revenue recognition.  We account for a contract with a customer when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance, and it is probable we will collect substantially all of the consideration we are entitled to. Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.
Nature of Products and Services
Our products and services can be broadly categorized as sales of products and subscriptions and services. The following is a description of the principal activities from which we generate revenue.
Products. We recognize revenue from sales to direct customers and distributors when control transfers to the customer. Rebates and incentives offered to distributors, which are earned when sales to end customers are completed, are estimated at the point of revenue recognition. We have elected to exclude from the transaction price any taxes collected from a customer and to account for shipping and handling activities performed after a customer obtains control of the product as activities to fulfill the promise to transfer the product.
Subscriptions and services. Our subscriptions and services revenue consists of sales and royalties from software arrangements, support services, professional services, transfer of IP, and non-recurring engineering (“NRE”) arrangements.
Revenue from software arrangements primarily consists of fees, which may be paid either at contract inception or in installments over the contract term, that provide customers with a right to use the software, access general support and maintenance, and utilize our professional services.
Our software licenses have standalone functionality from which customers derive benefit, and the customer obtains control of the software when it is delivered or made available for download. We believe that for the majority of software arrangements, customers derive significant benefit from the ongoing support we provide. Our CA-related subscriptions and services arrangements permit our customers to unilaterally terminate or cancel these arrangements at any time at the customer’s convenience, referred to as termination for convenience provisions, without substantive termination penalty and receive a pro-rata refund of any prepaid fees. Accordingly, we account for arrangements with these termination for convenience provisions as a series of daily contracts, resulting in a ratable revenue recognition of software revenue over the contractual period.
Support services consist primarily of telephone support and the provision of unspecified updates and upgrades on a when-and-if-available basis. Support services represent stand-ready obligations for which revenue is recognized ratably over the term of the arrangement.
Professional services consist of implementation, consulting, customer education and customer training services. The obligation to provide professional services is generally satisfied over time, with the customer simultaneously receiving and consuming the benefits as we satisfy our performance obligations.
Rights to our IP are either sold or licensed to a customer. IP revenue recognition is dependent on the nature and terms of each agreement. We recognize IP revenue upon delivery of the IP if there are no substantive future obligations to perform under the arrangement. Sales-based or usage-based royalties from the license of IP are recognized at the later of the period the sales or usages occur or the satisfaction of the performance obligation to which some or all of the sales-based or usage-based royalties have been allocated.
There are two main categories of NRE contracts which we enter into with our customers: (a) NRE contracts in which we develop a custom chip and (b) NRE contracts in which we accelerate our development of a new chip upon the customer’s request. The majority of our NRE contract revenues meet the over time criteria. As such, revenue is recognized over the development period with the measure of progress using the input method based on costs incurred to total cost (“cost-to-cost”) as the services are provided. For NRE contracts that do not meet the over time criteria, revenue is recognized at a point in time when the NRE services are complete.
Material rights. Contracts with customers may also include material rights that are also performance obligations. These include the right to renew or receive products or services at a discounted price in the future. Revenue allocated to material rights is recognized when the customer exercises the right or the right expires.
Arrangements with Multiple Performance Obligations
Our contracts may contain more than one of the products and services listed above, each of which is separately accounted for as a distinct performance obligation.
Allocation of consideration. We allocate total contract consideration to each distinct performance obligation in a bundled arrangement on a relative standalone selling price basis. The standalone selling price reflects the price we would charge for a specific product or service if it were sold separately in similar circumstances and to similar customers.
Standalone selling price. When available, we use directly observable transactions to determine the standalone selling prices for performance obligations. Our estimates of standalone selling price for each performance obligation require judgment that considers multiple factors, including, but not limited to, historical discounting trends for products and services and pricing practices through different sales channels, gross margin objectives, internal costs, competitor pricing strategies, technology lifecycles and market conditions.
We separately determine the standalone selling prices by product or service type. Additionally, we segment the standalone selling prices for products where the pricing strategies differ, and where there are differences in customers and circumstances that warrant segmentation.
We also estimate the standalone selling price of our material rights. Lastly, we estimate the value of the customer’s option to purchase or receive additional products or services at a discounted price by estimating the incremental discount the customer would obtain when exercising the option and the likelihood that the option would be exercised.
Other Policies and Judgments
Contract modifications. We may modify contracts to offer customers additional products or services. Each of the additional products and services are generally considered distinct from those products or services transferred to the customer before the modification. We evaluate whether the contract price for the additional products and services reflects the standalone selling price as adjusted for facts and circumstances applicable to that contract. In these cases, we account for the additional products or services as a separate contract. In other cases where the pricing in the modification does not reflect the standalone selling price as adjusted for facts and circumstances applicable to that contract, we account for the additional products or services as part of the existing contract on a prospective basis, on a cumulative catch-up basis, or on a combination of both based on the nature of modification. In instances where the pricing in the modification offers the customer a credit for a prior arrangement, we adjust our variable consideration reserves for returns and other concessions.
Right of return. Certain contracts contain a right of return that allows the customer to cancel all or a portion of the product or service and receive a credit. We estimate returns based on historical returns data which is constrained to an amount for which a material revenue reversal is not probable. We do not recognize revenue for products or services that are expected to be returned.
Transition practical expedient elected. We do not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed. For contracts that were modified before the beginning of the earliest reporting period presented, we have not retrospectively restated the contract for those modifications. We have disclosed the aggregate effect of all modifications when identifying the satisfied and unsatisfied performance obligations for purposes of determining the transaction price and allocating the transaction price at transition.

Research and development
Research and development.  Research and development expense consists primarily of personnel costs for our engineers and third parties engaged in the design and development of our products, software and technologies, including salary, bonus and stock-based compensation expense, project material costs, services and depreciation. Such costs are charged to research and development expense as they are incurred.

Stock-based compensation expense
Stock-based compensation expense.  We recognize compensation expense for time-based restricted stock units (“RSUs”) using the straight-line amortization method based on the fair value of RSUs on the date of grant. The fair value of RSUs is the closing market price of Broadcom common stock on the date of grant, reduced by the present value of dividends expected to be paid on Broadcom common stock prior to vesting. We recognize compensation expense for time-based stock options and employee stock purchase plan rights under the Broadcom Inc. Employee Stock Purchase Plan, as amended (“ESPP”) based on the estimated grant-date fair value determined using the Black-Scholes valuation model with a straight-line amortization method.
Certain equity awards include both service and market conditions. The fair value of market-based awards is estimated on the date of grant using the Monte Carlo simulation technique. Compensation expense for market-based awards is amortized based upon a graded vesting method over the service period.
We estimate forfeitures expected to occur and recognize stock-based compensation expense for such awards expected to vest. Changes in the estimated forfeiture rates can have a significant effect on stock-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Shipping and handling costs
Shipping and handling costs.  Our shipping and handling costs charged to customers are included in net revenue and the associated expense is included in total cost of revenue in the consolidated statements of operations for all periods presented.

Litigation and settlement cost
Litigation and settlement cost. We are involved in legal actions and other matters arising in our recent business acquisitions and in the normal course of business. We recognize an estimated loss contingency when the outcome is probable prior to issuance of the consolidated financial statements and we are able to reasonably estimate the amount or range of any possible loss.

Taxes on income
Taxes on income.  We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize net deferred tax assets to the extent we believe these assets will more likely than not be realized. In making such determination, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. If we determine that we are able to realize our deferred income tax assets in the future in excess of their net carrying values, we adjust the valuation allowance and reduce the provision for income taxes. Likewise, if we determine that we are not able to realize all or part of our net deferred tax assets, we increase the provision for income taxes in the period such determination is made.
We account for uncertainty in income taxes in accordance with the applicable accounting guidance on income taxes. This guidance provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.

Net income (loss) per share
Net income per share. Basic net income per share is computed by dividing net income attributable to common stock by the weighted-average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income attributable to common stock by the weighted-average number of shares of common stock and potentially dilutive shares of common stock outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money stock options, unvested RSUs and ESPP rights (together referred to as “equity awards”), as well as convertible preferred stock and LP Units. Potentially dilutive shares whose effect would have been antidilutive are excluded from the computation of diluted net income per share.
The dilutive effect of equity awards is calculated based on the average stock price for each fiscal period, using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and purchasing shares under the ESPP and the amount of compensation cost for future service that we have not yet recognized are collectively assumed to be used to repurchase shares. The dilutive effect of convertible preferred stock and LP Units is calculated using the if-converted method. The if-converted method assumes that these securities were converted at the beginning of the reporting period to the extent that the effect is dilutive.

Reclassifications
Reclassifications. Certain reclassifications have been made to the prior period consolidated balance sheet, statements of operations, statements of cash flows and statements of equity. These reclassifications have no impact on the previously reported total stockholders’ equity, net income or net cash activities.

Recent accounting guidance
Recently Adopted Accounting Guidance
In the first quarter of fiscal year 2019, we adopted the Financial Accounting Standards Board (“FASB”) guidance issued in March 2017 that requires an employer to present the service cost component of net periodic benefit cost in the same income statement line item as other employee compensation costs arising from services rendered during the period. Other components of the net periodic benefit cost are presented separately from the service cost component. We adopted the guidance using a permitted practical expedient that uses the amounts disclosed in the pension and other post-retirement benefit plans note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. The adoption did not have a material impact on the consolidated statements of operations presented herein.
In the first quarter of fiscal year 2019, we adopted the guidance issued in January 2016 that changes the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. This guidance requires the remeasurement of equity investments not accounted for under the equity method to be measured at fair value and any changes in fair value recognized in net income. The guidance allows for election of a measurement alternative for equity securities without readily determinable fair values to be measured at cost less impairment, adjusted for observable price changes. We adopted this guidance using the modified retrospective method for our marketable equity securities and a prospective approach for non-marketable equity securities using the measurement alternative. Upon adoption, we recognized an $8 million increase to retained earnings and a $1 million increase to accumulated other comprehensive loss. During the fiscal year ended November 3, 2019, we also recognized $145 million of unrealized gains on equity securities within other income, net in our consolidated statements of operations.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“Topic 606”). We adopted Topic 606 effective November 5, 2018 using the modified retrospective method. Reporting periods prior to the adoption of the new revenue standard are presented in accordance with Accounting Standards Codification 605, Revenue Recognition (“Topic 605”), while reporting periods after adoption are presented in accordance with the new revenue standard. The cumulative effect adjustment as of November 5, 2018 to retained earnings was not significant.
Recent Accounting Guidance Not Yet Adopted
In February 2016, the FASB issued guidance related to the accounting for leases, which among other things, requires a lessee to recognize lease assets and lease liabilities on the balance sheet for operating leases. This guidance will be effective for the first quarter of our fiscal year ending November 1, 2020 (“fiscal year 2020”). We will adopt this guidance using the optional transition method and will not restate comparative prior periods. We are finalizing the implementation of related systems, policies, processes and internal controls to comply with this guidance. Based on our lease portfolio as of November 3, 2019, we expect the adoption of the new leasing guidance to result in recognition of operating right-of-use assets and corresponding liabilities on our consolidated balance sheet within a range of $500 million to $600 million, primarily related to real estate.